Stock-Based Compensation Awards - Schedule of RSU Activity (Details) - 2019 Stock Incentive Plan [Member] - Restricted Stock Units (RSUs) [Member] - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Schedule of RSU Activity [Line Items]
Number of RSU, Beginning balance	747	3,698
Weighted-Average Grant Date Fair Value (per share), Beginning balance (in Dollars per share)	$ 200	$ 200
Number of RSU, Granted
Number of RSU, Vested	(555)	(2,529)
Number of RSU, Forfeited / cancelled		(422)
Number of RSU, Ending balance	192	747
Weighted-Average Grant Date Fair Value (per share), Ending balance (in Dollars per share)	$ 200	$ 200